Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 1,320	€ 3,220
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	7,260	9,050
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	900	2,610
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	2,300	5,190
Currency
Guarantees, commitments and risks
Value at risk	330	340
Currency | Maximum
Guarantees, commitments and risks
Value at risk	620	950
Currency | Minimum
Guarantees, commitments and risks
Value at risk	40	90
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 210	€ 290